Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	ORBSAT CORP
Entity Central Index Key	0001058307
Document Type	POS AM
Amendment Flag	true
Amendment Description	Orbsat Inc. (the "Company") previously filed a Registration Statement on Form S-1 (File No. 333-235947) with the U.S. Securities and Exchange Commission (the "SEC") on January 16, 2020, as subsequently declared effective on January 29, 2020 (the "Existing Registration Statement"), which registered shares of common stock for resale, from time to time, on behalf of certain selling shareholders. The Company is filing this Post-Effective Amendment No. 1 to the Existing Registration Statement to, among other things, (i) include its updated audited financial statements for the fiscal year ended December 31, 2019 and interim financial statements through the fiscal period ended September 30, 2020, and (ii) update the sections, among others, titled "Business," "Risk Factors," "Management's Discussion and Analysis of Financial Conditions and Results of Operations," contained in the prospectus included herein. All applicable registration fees payable in connection with the continued registration of these securities were previously paid in connection with the filing of the Existing Registration Statement. This Post-Effective Amendment is being filed in accordance with Section 10(a)(3) of the Securities Act of 1933, as amended.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false